EMPLOYEE BENEFITS OBLIGATIONS - Movement In Defined Benefit Pension Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 222.2
Actuarial loss (gain) arising from:
Net defined benefit liability (asset)	109.7	$ 222.2
Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	119.6
Current service cost	36.4	30.8
Interest cost	(16.9)	(17.9)
Actuarial loss (gain) arising from:
Net defined benefit liability (asset)	14.8	119.6
Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	761.5	649.2
Current service cost	36.4	30.8
Interest cost	19.8	21.6
Past service cost	(5.9)	(1.8)
Actuarial loss (gain) arising from:
Experience adjustments	(2.4)	(2.3)
Economic assumptions	(93.8)	81.4
Demographic assumptions	0.0	(1.3)
Employee contributions	(8.1)	(7.9)
Pension benefits paid	(23.7)	(20.3)
Plan settlements	(60.3)	0.0
Foreign currency exchange differences	(1.0)	(3.7)
Net defined benefit liability (asset)	638.7	761.5
Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(641.9)	(530.1)
Interest cost	(16.9)	(17.9)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	18.2	86.0
Employer contributions	25.0	24.6
Employee contributions	8.1	7.9
Pension benefits paid	23.7	20.3
Plan settlements	60.3	0.0
Administrative costs	(1.1)	(1.1)
Foreign currency exchange differences	1.1	3.2
Net defined benefit liability (asset)	(623.9)	(641.9)
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5.2	3.8
Interest cost	2.4	2.8
Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	102.6	93.7
Current service cost	5.2	3.8
Interest cost	2.4	2.8
Past service cost	0.3	0.0
Actuarial loss (gain) arising from:
Experience adjustments	(0.1)	0.0
Economic assumptions	(11.1)	7.1
Pension benefits paid	(3.7)	(3.8)
Foreign currency exchange differences	(0.7)	(1.0)
Net defined benefit liability (asset)	94.9	102.6
Canadian | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	35.0	28.4
Interest cost	(16.4)	(16.9)
Canadian | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	687.0	576.9
Current service cost	35.0	28.4
Interest cost	19.2	20.5
Past service cost	0.0	1.0
Actuarial loss (gain) arising from:
Experience adjustments	(2.6)	(0.6)
Economic assumptions	(92.1)	72.3
Demographic assumptions	0.0	0.0
Employee contributions	(7.8)	(7.4)
Pension benefits paid	(22.5)	(18.9)
Plan settlements	0.0	0.0
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset)	631.8	687.0
Canadian | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(574.7)	(467.8)
Interest cost	(16.4)	(16.9)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	16.6	79.7
Employer contributions	25.1	22.7
Employee contributions	7.8	7.4
Pension benefits paid	22.5	18.9
Plan settlements	0.0	0.0
Administrative costs	(1.0)	(0.9)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset)	(617.1)	(574.7)
Canadian | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.4	3.2
Interest cost	2.2	2.6
Canadian | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	88.6	78.0
Current service cost	4.4	3.2
Interest cost	2.2	2.6
Past service cost	0.0	0.0
Actuarial loss (gain) arising from:
Experience adjustments	0.3	0.0
Economic assumptions	(9.8)	7.9
Pension benefits paid	(3.1)	(3.1)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset)	82.6	88.6
Foreign | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.4	2.4
Interest cost	(0.5)	(1.0)
Foreign | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	74.5	72.3
Current service cost	1.4	2.4
Interest cost	0.6	1.1
Past service cost	(5.9)	(2.8)
Actuarial loss (gain) arising from:
Experience adjustments	0.2	(1.7)
Economic assumptions	(1.7)	9.1
Demographic assumptions	0.0	(1.3)
Employee contributions	(0.3)	(0.5)
Pension benefits paid	(1.2)	(1.4)
Plan settlements	(60.3)	0.0
Foreign currency exchange differences	(1.0)	(3.7)
Net defined benefit liability (asset)	6.9	74.5
Foreign | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(67.2)	(62.3)
Interest cost	(0.5)	(1.0)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	1.6	6.3
Employer contributions	(0.1)	1.9
Employee contributions	0.3	0.5
Pension benefits paid	1.2	1.4
Plan settlements	60.3	0.0
Administrative costs	(0.1)	(0.2)
Foreign currency exchange differences	1.1	3.2
Net defined benefit liability (asset)	(6.8)	(67.2)
Foreign | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.8	0.6
Interest cost	0.2	0.2
Foreign | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	14.0	15.7
Current service cost	0.8	0.6
Interest cost	0.2	0.2
Past service cost	0.3	0.0
Actuarial loss (gain) arising from:
Experience adjustments	(0.4)	0.0
Economic assumptions	(1.3)	(0.8)
Pension benefits paid	(0.6)	(0.7)
Foreign currency exchange differences	(0.7)	(1.0)
Net defined benefit liability (asset)	$ 12.3	$ 14.0